NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      VIRGINIA
     TRUST 305
              (VIRGINIA TRADITIONAL TRUST 305)

            Estimated Current Return
            5.01% to 5.21%
            as of 11/28/95

            Estimated Long Term Return
            4.99% to 5.28%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds
                  Cusip:
                  6706L5 853 Monthly Payment Option
                  6706L5 861 Quarterly Payment Option
                  6706L5 879 Semi-Annual Payment Option

                  Registered in Virginia
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--VIRGINIA TRADITIONAL TRUST 305
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT NOVEMBER 29, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    Commonwealth of Puerto Rico, Public Improvement Bonds of           2005 at 101          AAA           Aaa
                  1995 (General Obligation Bonds.), 5.375% Due 7/1/22.                 1/2
                  (Original issue discount bonds delivered on or about May
                  4, 1995 at a price of 93.916% of principal amount.)(MBIA
                  Insured.)
     250,000    Virginia Peninsula Regional Jail Authority, Regional Jail          2005 at 101          AAA           Aaa
                  Facility Revenue Bonds, Series 1995, 5.50% Due 10/1/18.
                  (MBIA Insured.)
     250,000    Virginia Public Building Authority, State Building Revenue         2005 at 101          AA            Aa
                  Bonds, Series 1995, 5.20% Due 8/1/16. (When issued.)
     500,000    Capital Region Airport Commission, Richmond (Virginia),            2005 at 102          AAA           Aaa
                  International Airport Projects, Airport Revenue Bonds,
                  Series 1995A, 5.625% Due 7/1/20. (AMBAC Insured.)
     500,000    City of Chesapeake, Virginia, Water and Sewer System Revenue       2004 at 102          A+            A1
                  Refunding Bonds, Series of 1994, 5.125% Due 5/1/21.
     500,000    Fairfax County Economic Development Authority (Virginia),          2004 at 102          AA            Aa
                  Lease Revenue Bonds (Government Center Properties), Series
                  1994, 5.50% Due 5/15/14. (Original issue discount bonds
                  delivered on or about March 15, 1994 at a price of 94.746%
                  of principal amount.)
     500,000    Industrial Development Authority of Fairfax County,                No Optional          AA-           Aa
                  Virginia, Hospital Revenue Refunding Bonds (Inova Health            Call
                  System Hospitals Project), Series 1993A, 5.00% Due
                  8/15/23. (Original issue discount bonds delivered on or
                  about November 3, 1993 at a price of 94.807% of principal
                  amount.)
     500,000    City of Richmond, Virginia, General Obligation Public              2005 at 102          AA            A1
                  Improvement Bonds, Series 1995A, 5.50% Due 1/15/16.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    102.14          5.01%            5.04%            5.06%
500-999                 50,000-99,999   4.75          101.98          5.01             5.04             5.06
1,000-2,499           100,000-249,999   4.50          101.72          5.03             5.06             5.08
2,500-4,999           250,000-499,999   4.25          101.45          5.04             5.07             5.09
5,000-9,999           500,000-999,999   3.50          100.66          5.08             5.11             5.13
10,000-24,999     1,000,000- 2,499,999  3.00          100.14          5.11             5.14             5.16
25,000-49,999     2,500,000- 4,999,999  2.50           99.63          5.13             5.16             5.18
50,000 and over    5,000,000 and over   2.00           99.12          5.16             5.19             5.21

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    102.14          4.99%            5.03%            5.05%
500-999                 50,000-99,999   4.75          101.98          5.00             5.04             5.06
1,000-2,499           100,000-249,999   4.50          101.72          5.02             5.06             5.08
2,500-4,999           250,000-499,999   4.25          101.45          5.04             5.08             5.10
5,000-9,999           500,000-999,999   3.50          100.66          5.10             5.14             5.16
10,000-24,999     1,000,000- 2,499,999  3.00          100.14          5.14             5.18             5.20
25,000-49,999     2,500,000- 4,999,999  2.50           99.63          5.18             5.22             5.24
50,000 and over    5,000,000 and over   2.00           99.12          5.22             5.26             5.28

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                                                        1996                                         per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................        1/1            2/1            5/1            8/1           11/1
Distribution Date.....................       1/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4544(1)                                                               $  5.1128
                                                             --------    $.4260 every month    --------
Quarterly Distribution Plan...........  $   .4544(1)   $   .4287(2)   $  1.2861      $  1.2861      $  1.2861      $  5.1448
Semi-Annual Distribution Plan.........  $   .4544(1)                  $  1.7208(3)                  $  2.5812      $  5.1638
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 4-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01420 per unit per day. Consequently, on the first Record Date (01/01/96), accrued interest will total $0.4544 per unit for the 32-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 01/01/96 is $.4544 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01420              Quarterly - $0.01429
                             Semi-Annual - $0.01434
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 23.5 years.
The first bond is scheduled to mature in May, 2014, with the last bond maturity being August, 2023.

-------------------------------------------------------

QUALITY OF PORTFOLIO AS RATED BY
STANDARD & POOR'S, A DIVISION OF THE MCGRAW HILL COMPANIES
OR MOODY'S INVESTORS SERVICE, INC.
-------------------------------------------------------

Rating                    Percent of Portfolio
Category                  Par Value
--------------------------------------------------------------------
AAA                           36%
AA                            50
A1/A+                         14
                             ---
                             100%

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
     NATIONAL
     INSURED
     TRUST 309

            Estimated Current Return
            5.11% to 5.31%
            as of 11/28/95

            Estimated Long Term Return
            5.15% to 5.42%
             100,000 units in a
             diversified $10,000,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6710A4 462 Monthly Payment Option
                  6710A4 470 Quarterly Payment Option
                  6710A4 488 Semi-Annual Payment Option

                  Registered in all states
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, NATIONAL INSURED TRUST 309
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT NOVEMBER 29, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  750,000    City of Industry, California, General Obligation Bonds,            2005 at 102          AAA           Aaa
                  Issue of 1995, 5.85% Due 7/1/21.
     500,000    The Metropolitan Water District of Southern California,            2005 at 102          AAA           Aaa
                  Water Revenue Bonds, 1995 Series A, 5.75% Due 7/1/21.
   1,000,000    Illinois Health Facilities Authority, Revenue Bonds, Series        2003 at 102          AAA           Aaa
                  1993 (Rush-Presbyterian-St. Luke's Medical Center
                  Obligated Group), 5.25% Due 11/15/13.
     200,000    Metropolitan Pier and Exposition Authority (Illinois),             No Optional          AAA           Aaa
                  McCormick Place Expansion Project Bonds, Series 1994B,              Call
                  0.00% Due 6/15/24. (Original issue discount bonds
                  delivered on or about June 23, 1994 at a price of 13.867%
                  of principal amount.)
   1,000,000    Board of Trustees of Oakland University, Michigan, General         2005 at 102          AAA           Aaa
                  Revenue Bonds, Series 1995, 5.75% Due 5/15/26.
   1,000,000    Charter County of Wayne, Michigan, Airport Revenue Refunding       2003 at 102          AAA           Aaa
                  Bonds (Detroit Metropolitan Wayne County Airport),
                  Subordinate Lien, Series 1993C, 5.25% Due 12/1/21.
                  (Original issue discount bonds delivered on or about
                  November 23, 1993 at a price of 94.807% of principal
                  amount.)
   1,000,000    The Pollution Control Financing Authority of Salem County          2003 at 102          AAA           Aaa
                  (New Jersey), Pollution Control Revenue Refunding Bonds,
                  1993 Series C (Public Service Electric and Gas Company
                  Project), 5.55% Due 11/1/33.
     500,000    The Port Authority of New York and New Jersey, Consolidated        2005 at 101          AAA           Aaa
                  Bonds, One Hundredth Series, 5.75% Due 6/15/30.
   1,000,000    Dormitory Authority of the State of New York, University of        2004 at 102          AAA           Aaa
                  Rochester, Strong Memorial Hospital Revenue Bonds, Series
                  1994, 5.50% Due 7/1/21. (Original issue discount bonds
                  delivered on or about March 30, 1994 at a price of 93.746%
                  of principal amount.)
   1,000,000    Lehigh County (Pennsylvania), General Purpose Authority,           2005 at 102          AAA           Aaa
                  Hospital Revenue Bonds (Lehigh Valley Hospital), Series B
                  of 1995, 5.625% Due 7/1/25.
   1,000,000    Copperas Cove (Texas), Health Facilities Development               2005 at 102          AAA           Aaa
                  Corporation, Hospital Revenue Bonds, Series 1995
                  (Adventist Health System/Sunbelt Obligated Group), 5.875%
                  Due 11/15/25.
     300,000    Bellevue Convention Center Authority, King County,                 No Optional          AAA           Aaa
                  Washington, Special Obligation Revenue and Refunding                Call
                  Bonds, Series 1994, 0.00% Due 2/1/23. (Original issue
                  discount bonds delivered on or about November 30, 1994 at
                  a price of 12.567% of principal amount.)(General
                  Obligation Bonds.)
     750,000    Washington Health Care Facilities Authority, Revenue Bonds,        2004 at 102          AAA           Aaa
                  Series 1993A (The Heart Institute of Spokane), 5.80% Due
                  8/15/18.
  ----------
  $10,000,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     99.89          5.11%            5.14%            5.16%
500-999                 50,000-99,999   4.75           99.74          5.11             5.15             5.16
1,000-2,499           100,000-249,999   4.50           99.48          5.13             5.16             5.18
2,500-4,999           250,000-499,999   4.25           99.22          5.14             5.17             5.19
5,000-9,999           500,000-999,999   3.50           98.45          5.18             5.21             5.23
10,000-24,999     1,000,000- 2,499,999  3.00           97.94          5.21             5.24             5.26
25,000-49,999     2,500,000- 4,999,999  2.50           97.44          5.23             5.27             5.29
50,000 and over    5,000,000 and over   2.00           96.94          5.26             5.29             5.31

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     99.89          5.15%            5.19%            5.21%
500-999                 50,000-99,999   4.75           99.74          5.16             5.20             5.22
1,000-2,499           100,000-249,999   4.50           99.48          5.18             5.22             5.24
2,500-4,999           250,000-499,999   4.25           99.22          5.19             5.23             5.25
5,000-9,999           500,000-999,999   3.50           98.45          5.25             5.29             5.31
10,000-24,999     1,000,000- 2,499,999  3.00           97.94          5.29             5.33             5.35
25,000-49,999     2,500,000- 4,999,999  2.50           97.44          5.32             5.36             5.38
50,000 and over    5,000,000 and over   2.00           96.94          5.36             5.40             5.42

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.
--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                                                        1996                                         per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................        1/1            2/1            5/1            8/1           11/1
Distribution Date.....................       1/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4531(1)                                                               $  5.1003
                                                             --------    $.4248 every month    --------
Quarterly Distribution Plan...........  $   .4531(1)   $   .4275(2)   $  1.2825      $  1.2825      $  1.2825      $  5.1323
Semi-Annual Distribution Plan.........  $   .4531(1)                  $  1.7160(3)                  $  2.5740      $  5.1513
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 4-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01416 per unit per day. Consequently, on the first Record Date (01/01/96), accrued interest will total $0.4531 per unit for the 32-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 01/01/96 is $.4531 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01416              Quarterly - $0.01425
                             Semi-Annual - $0.01430
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

DIVERSIFICATION OF PORTFOLIO INCOME
There are 13 Tax-exempt bond issues in this trust; this diversified portfolio yields current income from issuers in 8 states .

-------------------------------------------------------
                         Percent                                      Percent
                        of Total                                     of Total
                          Income                                       Income
-------------------------------------------------------
California                  13.6  %          New York                    15.7  %
Illinois                     9.9             Pennsylvania                10.6
Michigan                    20.6             Texas                       11.0
New Jersey                  10.4             Washington                   8.2

-------------------------------------------------------
AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 27.8 years.
The first bond is scheduled to mature in November, 2013, with the last bond maturity being November, 2033.

-------------------------------------------------------
BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------
CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------
UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------
* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------
FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
837

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
     SHORT INTERMEDIATE
     INSURED
     TRUST 44

            Estimated Current Return
            First
            Year: 3.78% to 3.89%
            Subsequent
            Years: 3.80% to 3.91%
            as of 11/28/95

            Estimated Long Term Return
            3.60% to 4.00%
             60,000 units in a
             diversified $6,000,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6710A0 619 Monthly Payment Option
                  6710A0 627 Quarterly Payment Option
                  6710A0 635 Semi-Annual Payment Option

                  Registered in all states
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, SHORT INTERMEDIATE INSURED TRUST 44 SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT NOVEMBER 29, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  400,000    North Slope Borough, Alaska, General Obligation Bonds,             No Optional          AAA           Aaa
                  Series 1993B, 0.00% Due 1/1/01. (Original issue discount            Call
                  bonds delivered on or about October 5, 1993 at a price of
                  69.942% of principal amount.)
     450,000    City of Whittier (California), Insured Health Facility             No Optional          AAA           Aaa
                  Revenue Bonds (Presbyterian Intercommunity Hospital),               Call
                  Series 1995, 4.40% Due 6/1/01. (When issued.)
     500,000    Massachusetts Water Pollution Abatement Trust, Water               No Optional          AAA           Aaa
                  Pollution Abatement Revenue Bonds (MWRA Loan Program),              Call
                  Series 1995A, 4.40% Due 8/1/00.
     450,000    City of Detroit, Michigan, Water Supply System Revenue             No Optional          AAA           Aaa
                  Second Lien Bonds, Series 1995-A, 4.45% Due 7/1/00.                 Call
     500,000    Southern Minnesota Municipal Power Agency, Power Supply            No Optional          AAA           Aaa
                  System Revenue Bonds, Series 1993 A, 4.60% Due 1/1/01.              Call
     500,000    Kansas City Municipal Assistance Corporation (Missouri),           No Optional          AAA           Aaa
                  Leasehold Refunding Revenue Bonds, Series 1995A (H. Roe             Call
                  Bartle Convention Center Project), 4.50% Due 4/15/01.
     370,000    City of Santa Fe, New Mexico, Subordinate Lien Gross               No Optional          AAA           Aaa
                  Receipts Tax Revenue Bonds, Series November 15, 1995A,              Call
                  4.35% Due 6/1/00. (When issued.)
     600,000    The City of New York (New York), General Obligation Bonds,         No Optional          AAA           Aaa
                  Fiscal 1991 Series F, 3.00% Due 11/15/00. (Original issue           Call
                  discount bonds delivered on or about June 13, 1991 at a
                  price of 66.321% of principal amount.)
     600,000    The State of New York, Certificates of Participation, 5.00%        No Optional          AAA           Aaa
                  Due 9/1/00. (When issued.)                                          Call
     600,000    City of Middleburg Heights, Ohio, Hospital Improvement             No Optional          AAA           Aaa
                  Refunding Revenue Bonds, Series 1995 (Southwest General             Call
                  Health Center Project), 4.60% Due 8/15/00.
     500,000    City of Pittsburgh (Commonwealth of Pennsylvania), General         No Optional          AAA           Aaa
                  Obligation Refunding Bonds, Series B of 1995, 4.30% Due             Call
                  3/1/01. (When issued.)
     530,000    City of Bryan, Texas (Brazos County), Lease Revenue Bonds          No Optional          AAA           Aaa
                  (Blinn College Project), Series 1995, 4.50% Due 10/1/00.            Call
                  (When issued.)
  ----------
  $6,000,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   3.00 %   $    101.19     (3.78%)  3.80%     (3.81%)  3.83%     (3.83%)  3.85%
500-999                 50,000-99,999   2.80          100.98     (3.78)   3.81      (3.82)   3.84      (3.84)   3.86
1,000-2,499           100,000-249,999   2.60          100.77     (3.79)   3.82      (3.82)   3.85      (3.84)   3.87
2,500-4,999           250,000-499,999   2.35          100.51     (3.80)   3.83      (3.83)   3.86      (3.85)   3.88
5,000-9,999           500,000-999,999   2.10          100.26     (3.81)   3.84      (3.84)   3.87      (3.86)   3.89
10,000-24,999     1,000,000- 2,499,999  1.85          100.00     (3.82)   3.85      (3.85)   3.88      (3.87)   3.90
25,000-49,999     2,500,000- 4,999,999  1.80           99.95     (3.82)   3.85      (3.86)   3.88      (3.87)   3.90
50,000 and over    5,000,000 and over   1.50           99.64     (3.84)   3.86      (3.87)   3.89      (3.89)   3.91

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   3.00 %   $    101.19          3.60%            3.63%            3.65%
500-999                 50,000-99,999   2.80          100.98          3.65             3.68             3.70
1,000-2,499           100,000-249,999   2.60          100.77          3.70             3.73             3.74
2,500-4,999           250,000-499,999   2.35          100.51          3.74             3.77             3.79
5,000-9,999           500,000-999,999   2.10          100.26          3.81             3.84             3.86
10,000-24,999     1,000,000- 2,499,999  1.85          100.00          3.85             3.89             3.90
25,000-49,999     2,500,000- 4,999,999  1.80           99.95          3.88             3.91             3.93
50,000 and over    5,000,000 and over   1.50           99.64          3.95             3.98             4.00

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.
--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                                                        1996                                         per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................        1/1            2/1            5/1            8/1           11/1
Distribution Date.....................       1/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .3397(1)                                                               $  3.8481
                                                             --------    $.3204 every month    --------
Quarterly Distribution Plan...........  $   .3397(1)   $   .3231(2)   $   .9693      $   .9693      $   .9693      $  3.8801
Semi-Annual Distribution Plan.........  $   .3397(1)                  $  1.2996(3)                  $  1.9494      $  3.8991
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 4-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.05 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01062 per unit per day. Consequently, on the first Record Date (01/01/96), accrued interest will total $0.3397 per unit for the 32-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 01/01/96 is $.3397 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01068              Quarterly - $0.01077
                             Semi-Annual - $0.01083
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

DIVERSIFICATION OF PORTFOLIO INCOME
There are 12 Tax-exempt bond issues in this trust; this diversified portfolio yields current income from issuers in 10 states .

-------------------------------------------------------
                         Percent                                      Percent
                        of Total                                     of Total
                          Income                                       Income
-------------------------------------------------------
California                   8.1  %          New Mexico                   6.6  %
Massachusetts                9.0             New York                    19.6
Michigan                     8.2             Ohio                        11.3
Minnesota                    9.4             Pennsylvania                 8.8
Missouri                     9.2             Texas                        9.8

-------------------------------------------------------
AVERAGE PORTFOLIO LIFE The average maturity of portfolio bonds is 4.9 years.

Year Bonds Mature                        Amount      Percent
-------------------------------------  ----------  -----------
2000.................................       3,650        60.8%
2001.................................       2,350        39.2

-------------------------------------------------------
BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------
CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------
UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------
* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------
FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
837

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      CALIFORNIA
     INSURED
     TRUST 258

            Estimated Current Return
            5.05% to 5.26%
            as of 11/28/95

            Estimated Long Term Return
            5.08% to 5.34%
             50,000 units in a
             diversified $5,000,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  67064W 432 Monthly Payment Option
                  67064W 440 Quarterly Payment Option
                  67064W 457 Semi-Annual Payment Option

                  Registered in California
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, CALIFORNIA INSURED TRUST 258
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT NOVEMBER 29, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  750,000    State Public Works Board of the State of California, Lease         2003 at 102          AAA           Aaa
                  Revenue Bonds (Department of Corrections), 1993 Series B
                  (California State Prison-Fresno County, Coalinga), 5.375%
                  Due 12/1/19. (Original issue discount bonds delivered on
                  or about April 14, 1993 at a price of 94.522% of principal amount.)
     750,000    Abag Finance Authority for Nonprofit Corporations,                 2003 at 102          AAA           Aaa
                  Certificates of Participation (Stanford University
                  Hospital), California, Series 1993, 5.25% Due 11/1/20.
     275,000    Contra Costa Water District (Contra Costa County,                  2004 at 102          AAA           Aaa
                  California), Water Revenue Bonds, Series G, 5.50% Due
                  10/1/19. (Original issue discount bonds delivered on or
                  about September 7, 1994 at a price of 90.795% of principal amount.)
     750,000    Encinitas Public Financing Authority (California), 1993            2003 at 102          AAA           Aaa
                  Water Revenue Bonds, Series A (San Dieguito Water
                  District), 5.25% Due 10/1/23.
     475,000    City of Fresno (California), Sewer System Revenue Bonds,           2003 at 100          AAA           Aaa
                  1993 Series A-1, 4.50% Due 9/1/23. (Original issue
                  discount bonds delivered on or about October 6, 1993 at a
                  price of 88.059% of principal amount.)
     750,000    City of Industry, California, General Obligation Bonds,            2005 at 102          AAA           Aaa
                  Issue of 1995, 5.85% Due 7/1/21.
     750,000    Sacramento, California, Municipal Utility District, Electric       2003 at 102          AAA           Aaa
                  Revenue Refunding Bonds, 1993 Series D, 5.25% Due
                  11/15/20. (Original issue discount bonds delivered on or
                  about May 6, 1993 at a price of 93.784% of principal
                  amount.)
     500,000    The Metropolitan Water District of Southern California,            2005 at 102          AAA           Aaa
                  Water Revenue Bonds, 1995 Series A, 5.75% Due 7/1/21.
  ----------
  $5,000,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    101.12          5.05%            5.08%            5.10%
500-999                 50,000-99,999   4.75          100.97          5.06             5.09             5.11
1,000-2,499           100,000-249,999   4.50          100.70          5.07             5.10             5.12
2,500-4,999           250,000-499,999   4.25          100.44          5.09             5.12             5.14
5,000-9,999           500,000-999,999   3.50           99.66          5.13             5.16             5.18
10,000-24,999     1,000,000- 2,499,999  3.00           99.14          5.15             5.19             5.20
25,000-49,999     2,500,000- 4,999,999  2.50           98.64          5.18             5.21             5.23
50,000 and over    5,000,000 and over   2.00           98.13          5.21             5.24             5.26

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    101.12          5.08%            5.11%            5.13%
500-999                 50,000-99,999   4.75          100.97          5.08             5.11             5.13
1,000-2,499           100,000-249,999   4.50          100.70          5.11             5.14             5.16
2,500-4,999           250,000-499,999   4.25          100.44          5.12             5.15             5.17
5,000-9,999           500,000-999,999   3.50           99.66          5.18             5.21             5.23
10,000-24,999     1,000,000- 2,499,999  3.00           99.14          5.22             5.25             5.27
25,000-49,999     2,500,000- 4,999,999  2.50           98.64          5.26             5.29             5.31
50,000 and over    5,000,000 and over   2.00           98.13          5.29             5.32             5.34

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                                                        1996                                         per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................        1/1            2/1            5/1            8/1           11/1
Distribution Date.....................       1/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4540(1)                                                               $  5.1086
                                                             --------    $.4257 every month    --------
Quarterly Distribution Plan...........  $   .4540(1)   $   .4281(2)   $  1.2843      $  1.2843      $  1.2843      $  5.1406
Semi-Annual Distribution Plan.........  $   .4540(1)                  $  1.7196(3)                  $  2.5794      $  5.1596
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 4-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01419 per unit per day. Consequently, on the first Record Date (01/01/96), accrued interest will total $0.4540 per unit for the 32-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 01/01/96 is $.4540 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01419              Quarterly - $0.01427
                             Semi-Annual - $0.01433
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 25.6 years.
The first bond is scheduled to mature in October, 2019, with the last bond maturity being October, 2023.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      NEW JERSEY
     INSURED
     TRUST 200

            Estimated Current Return
            First
            Year: 5.00% to 5.20%
            Subsequent
            Years: 5.03% to 5.24%
            as of 11/28/95

            Estimated Long Term Return
            5.07% to 5.33%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6706LA 258 Monthly Payment Option
                  6706LA 266 Quarterly Payment Option
                  6706LA 274 Semi-Annual Payment Option

                  Registered in New Jersey
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, NEW JERSEY INSURED TRUST 200
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT NOVEMBER 29, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    New Jersey Building Authority, State Building Revenue Bonds,       2003 at 102          AAA           Aaa
                  1994 Series, 5.00% Due 6/15/19.
     200,000    New Jersey Health Care Facilities Financing Authority,             2005 at 101          AAA           Aaa
                  Revenue Bonds, JFK Health Systems, Obligated Group Issue,
                  Series 1995, 5.625% Due 7/1/20.
     500,000    The Port Authority of New York and New Jersey, Consolidated        2005 at 101          AAA           Aaa
                  Bonds, One Hundredth Series, 5.75% Due 6/15/30.
     500,000    School Bonds of the Board of Education of the Township of          2007 at 100          AAA           Aaa
                  Branchburg, in the County of Somerset, New Jersey, 5.625%
                  Due 2/1/24. (General Obligation Bonds.)
      50,000    The Camden County Municipal Utilities Authority (New               No Optional          AAA           Aaa
                  Jersey), County Agreement Sewer Revenue Capital                     Call
                  Appreciation Bonds, 1990A Series, 0.00% Due 9/1/17.
                  (Original issue discount bonds delivered on or about
                  February 21, 1990 at a price of 13.71% of principal
                  amount.)(General Obligation Bonds.)
     500,000    The Delaware River and Bay Authority, Revenue Bonds                2004 at 102          AAA           Aaa
                  (Delaware and New Jersey), Series 1993, 4.75% Due 1/1/24.
                  (Original issue discount bonds delivered on or about
                  October 27, 1993 at a price of 94.631% of principal
                  amount.)
     500,000    The Evesham Municipal Utilities Authority (Burlington              2005 at 100          AAA           Aaa
                  County, New Jersey), Revenue Bonds, 1995 Series A, 5.70%
                  Due 7/1/20.
     250,000    The Township of Hillsborough Municipal Utilities Authority         2005 at 101          AAA           Aaa
                  (Somerset County, New Jersey), Revenue Bonds (Series                 1/2
                  1995), 5.375% Due 5/1/20. (General Obligation Bonds.)
                  (When issued.)
     500,000    The Pollution Control Financing Authority of Salem County          2003 at 102          AAA           Aaa
                  (New Jersey), Pollution Control Revenue Refunding Bonds,
                  1993 Series C (Public Service Electric and Gas Company
                  Project), 5.55% Due 11/1/33.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   4.90 %   $    101.22     (5.00%)  5.03%     (5.03%)  5.06%     (5.05%)  5.08%
500-999                 50,000-99,999   4.75          101.06     (5.01)   5.04      (5.04)   5.07      (5.06)   5.09
1,000-2,499           100,000-249,999   4.50          100.80     (5.02)   5.05      (5.05)   5.08      (5.07)   5.10
2,500-4,999           250,000-499,999   4.25          100.53     (5.03)   5.06      (5.06)   5.10      (5.08)   5.12
5,000-9,999           500,000-999,999   3.50           99.75     (5.07)   5.10      (5.10)   5.14      (5.12)   5.16
10,000-24,999     1,000,000- 2,499,999  3.00           99.24     (5.10)   5.13      (5.13)   5.16      (5.15)   5.18
25,000-49,999     2,500,000- 4,999,999  2.50           98.73     (5.12)   5.16      (5.16)   5.19      (5.18)   5.21
50,000 and over    5,000,000 and over   2.00           98.22     (5.15)   5.18      (5.18)   5.22      (5.20)   5.24

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    101.22          5.07%            5.11%            5.13%
500-999                 50,000-99,999   4.75          101.06          5.07             5.11             5.13
1,000-2,499           100,000-249,999   4.50          100.80          5.09             5.13             5.15
2,500-4,999           250,000-499,999   4.25          100.53          5.11             5.15             5.17
5,000-9,999           500,000-999,999   3.50           99.75          5.17             5.20             5.23
10,000-24,999     1,000,000- 2,499,999  3.00           99.24          5.20             5.24             5.26
25,000-49,999     2,500,000- 4,999,999  2.50           98.73          5.24             5.28             5.30
50,000 and over    5,000,000 and over   2.00           98.22          5.27             5.31             5.33

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                                                        1996                                         per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................        1/1            2/1            5/1            8/1           11/1
Distribution Date.....................       1/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .4503(1)                                                               $  5.0917
                                                             --------    $.4242 every month    --------
Quarterly Distribution Plan...........  $   .4503(1)   $   .4269(2)   $  1.2807      $  1.2807      $  1.2807      $  5.1237
Semi-Annual Distribution Plan.........  $   .4503(1)                  $  1.7136(3)                  $  2.5704      $  5.1427
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 1-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 4-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01407 per unit per day. Consequently, on the first Record Date (01/01/96), accrued interest will total $0.4503 per unit for the 32-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 01/01/96 is $.4503 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01414              Quarterly - $0.01423
                             Semi-Annual - $0.01428
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 28.7 years.
The first bond is scheduled to mature in September, 2017, with the last bond maturity being November, 2033.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.